Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 47,267	$ 30,121
Marketable securities	712	141
Trade and other receivables	3,308	7,573
Inventory	29,338	25,974
Prepaid expenses and deposits	5,164	4,836
Total current assets	85,789	68,645
Non-current assets
Property and equipment	27,471	27,142
Net investment - lease	0	179
Right‐of‐use assets	36,525	30,643
Long term prepaid expenses and deposits	3,607	3,307
Intangible assets and goodwill	92,816	103,485
Total non-current assets	160,419	164,756
Total assets	246,208	233,401
Current liabilities
Accounts payables and accrued liabilities	23,809	20,902
Deferred revenue	1,990	1,361
Interest bearing loans and borrowings	12,891	16,141
Current portion of notes payable	13,974	136
Convertible debentures	0	8,708
Current portion of lease liabilities	8,816	7,214
Put option liability	0	3,675
Total current liabilities	61,480	58,137
Non-current liabilities
Notes payable	65	12,508
Lease liabilities	31,391	27,823
Deferred tax liability	284	1,267
Secured Debentures	7,476	0
Total non-current liabilities	39,216	41,598
Total liabilities	100,696	99,735
Shareholders' equity
Share capital	300,643	288,027
Warrants	4,632	12,740
Contributed surplus	40,507	30,749
Convertible debentures - equity	0	717
Accumulated other comprehensive income	6,848	5,257
Accumulated deficit	(209,358)	(205,934)
Equity attributable to owners of the Company	143,272	131,556
Non-controlling interest	2,240	2,110
Total shareholders' equity	145,512	133,666
Total liabilities and shareholders' equity	$ 246,208	$ 233,401